SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended			6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 17, 2020
Cash and Cash Equivalents [Abstract]
Cash Equivalents, at Carrying Value	$ 0			$ 0
Cash held outside the trust Account	826,465			1,287,234
Numerator [Abstract]
Interest Income	37,387			53,249
Net income (loss)	1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Cash and Investments Held in Trust Account [Abstract]
Cash held in trust account	753
U.S. Treasury Money Market Mutual Funds held in trust account	$ 230,006,014
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption (in shares)	19,623,614			19,471,900
Deferred Costs, Current [Abstract]
Offering Costs	$ 12,368,806				$ 12,948,806
Offering costs charged to stockholder's equity				$ 12,368,806
Offering costs allocated to issuance of warrants		$ 580,000	$ 580,000	580,000
Income Taxes [Abstract]
Unrecognized Tax Benefits	0			0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0			$ 0
Common Class A [Member]
Earnings Per Share [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50
Numerator [Abstract]
Net income (loss)	$ 0
Denominator [Abstract]
Weighted average shares outstanding of common stock (in shares)	23,000,000			23,000,000
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption (in shares)	19,623,614			19,471,900
Redeemable Class A Common Stock [Member]
Numerator [Abstract]
Interest Income	$ 37,387			$ 53,249
Less: Income and franchise tax	(37,387)			$ (53,249)
Net Earnings	$ 0
Denominator [Abstract]
Weighted Average Number of Shares Outstanding, Diluted	23,000,000
Earnings Per Share, Diluted	$ 0.00
Weighted average shares outstanding of common stock (in shares)				23,000,000
Non Redeemable Class B Common Stock [Member]
Numerator [Abstract]
Net income (loss)	$ 1,517,138			$ (8,247,187)
Net Earnings	0
Non-Redeemable Net Earnings	$ 1,517,138
Non-Redeemable Net Loss				$ (8,247,187)
Denominator [Abstract]
Weighted Average Number of Shares Outstanding, Diluted	5,750,000
Earnings Per Share, Diluted	$ 0.26
Weighted average shares outstanding of common stock (in shares)				5,435,083
Earnings (Loss)/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)				$ (1.51)
Private Placement Warrant [Member] | Common Class A [Member]
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,100,000			18,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50				$ 11.50
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Liquidity and Going Concern [Abstract]
Conversion price (in dollars per share)	$ 1.00
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Liquidity and Going Concern [Abstract]
Loans that can be converted into Warrants at lenders' discretion	$ 1,500,000